CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (88,577,417)	$ 192,371
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrants	307,656	(61,532)
Change in Fair Value, non-redemption agreement liability	164,626
Loss on Business Combination	68,546,955
Transaction costs incurred in connection with IPO	(765,274)
Change in Fair Value, Chardan Note Payable Conversion Liability	2,593,750
Change in Fair Value, Long-Term and Short-Term Investor Notes	8,106,998
Interest expense on convertible notes	497,052
Transaction costs paid with stock	1,513,101
Stockbased compensation	1,462,650
Change in Fair Value, Earnout Liability	220,000
Consulting expenses as stock payable	1,244,965
Change in operating lease expense	(529)
Interest expenses (earned) on marketable securities held in Trust Account	(251,569)	(1,301,453)
Change in Fair Value, Subscription Agreement Convertible Asset	(4,375,150)
Depreciation expense	3,046
Amortization of intangibles	453,464
Change in allowance for Doubtful accounts	(277,416)
Changes in operating assets and liabilities:
Marketable securities	6,820
Receivables from brokers & dealers	46,773
Receivables from customers	112,251
Receivables from others	(73,744)
Advances & prepaid expenses	(44,553)	1,881
Cash deposits with clearing organization & other B/Ds	21,664
Other assets	(3,360)
Payables to customers	(3,262,502)
Payables to officers & directors	(37,524)	(38,986)
Payable to brokers & dealers	469,140
Accounts payable and accrued expenses	(377,175)	409,756
Commissions and payroll taxes payable	(13,983)
Stock Loan	(1,048,168)
CASH USED FOR OPERATING ACTIVITIES	(13,337,453)	(797,963)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of Pacsquare	(300,000)
Cash received from acquisition of Wilson-Davis	33,333,876
Investment of cash into Trust Account	(160,000)	(350,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	68,418	1,015,001
Cash withdrawn from Trust Account for working capital purposes	1,195,565
Cash withdrawn from Trust Account in connection with redemption	53,947,064	148,523,642
Cash paid to Wilson Davis shareholders	(7,127,569)
CASH PROVIDED BY INVESTING ACTIVITIES	80,957,354	149,188,643
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from related party	1,052,300	1,398,950
Proceeds from Secured Convertible Note	6,000,000
Transaction cost financed	6,212,000
Redemption of common stock	(53,947,064)	(148,523,642)
CASH USED FOR FINANCING ACTIVITIES	(40,682,764)	(147,124,692)
NET INCREASE (DECREASE) IN CASH	26,937,137	1,265,988
CASH AT BEGINNING OF YEAR	619,554	129,560
CASH AT YEAR END	27,556,691	1,395,548
Non-cash investing and financing activities:
Shares issued to settled advances from related party and notes payable related party	4,577,569
Transaction cost settled with subscription payable	2,500,000
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition	31,347,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition	10,963,000
Fair value of shares transferred to Wilson Davis shareholders	8,850,100
Short term notes issued to Wilson Davis shareholder	5,000,000
Long term notes issued to Wilson Davis shareholders	7,971,197
Common stock issued to settled vendor obligations	1,513,100
Fair value of shares transferred to Secured convertible note holders	1,003,632
Redeemable shares transferred to permanent equity	1,195,555
Non-redemption agreement re-classed to permanent equity	1,606,279
Accretion of common stock subject to possible redemption	592,577	1,260,719
Excise tax related to redemptions	539,471	$ 1,485,236
Shares issued as deposit for Commercial bank acquisition	91,200
ATLASCLEAR, INC
Non-cash investing and financing activities:
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition	31,347,000
Fair value of shaes issued	44,000,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition	10,963,000
Pacsquare
Non-cash investing and financing activities:
Shares issued to purchase Pacsquare	$ 1,116,000